Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common Shares	Other reserves	Retained earnings (accumulated deficit)	Total attributable to shareholders	Non-controlling Interest	Total
Balance at Dec. 31, 2018	$ 231,792	$ 10,870	$ (69,307)	$ 173,355	$ 30,250	$ 203,605
Balance (in shares) at Dec. 31, 2018	163,427,335
Exercise of RSUs	$ 1,145	(1,145)
Exercise of RSUs (in shares)	700,698
Share-based compensation expense		1,174		1,174		1,174
Shares repurchased and cancelled	$ (2,481)		(363)	(2,844)		(2,844)
Shares repurchased and cancelled (in shares)	(2,012,654)
Total comprehensive income		667	4,431	5,098	4,986	10,084
Balance at Dec. 31, 2019	$ 230,456	11,566	(65,239)	176,783	35,236	212,019
Balance (in shares) at Dec. 31, 2019	162,115,379
Exercise of RSUs	$ 524	(524)
Exercise of RSUs (in shares)	695,174
Share-based compensation expense		668		668		668
Total comprehensive income		130	23,419	23,549	3,972	27,521
Balance at Dec. 31, 2020	$ 230,980	$ 11,840	$ (41,820)	$ 201,000	$ 39,208	$ 240,208
Balance (in shares) at Dec. 31, 2020	162,810,553